Derivatives - Derivatives that do not qualify for hedge accounting under GAAP included in the Balance Sheet at fair value (Details) - Not designated as hedging instrument - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivatives included in AFG' s Balance Sheet at fair value
Derivative asset, at fair value	$ 763	$ 962	$ 998
Derivative liability, at fair value	4,199	3,943	3,735
MBS with embedded derivatives | Fixed maturities
Derivatives included in AFG' s Balance Sheet at fair value
Derivative asset, at fair value	117	137	74
Fixed-indexed and registered index-linked annuities (embedded derivative) | Annuity benefits accumulated
Derivatives included in AFG' s Balance Sheet at fair value
Derivative liability, at fair value	4,208	3,933	3,730
Equity index call options | Equity index call options
Derivatives included in AFG' s Balance Sheet at fair value
Derivative asset, at fair value	646	825	924
Equity index put options | Other liabilities
Derivatives included in AFG' s Balance Sheet at fair value
Derivative liability, at fair value	(14)	5	1
Reinsurance contract (embedded derivative) | Other liabilities
Derivatives included in AFG' s Balance Sheet at fair value
Derivative liability, at fair value	$ 5	$ 5	$ 4